Group information - Summary of Equity Interests in Associates (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2019 Seats
Disclosure of subsidiaries [line items]
Voting percent in associates	55.00%
Verein Tour de Suisse
Disclosure of subsidiaries [line items]
Voting percent in associates	25.00%
Beijing Iron Man Sports Entertainment Co Ltd
Disclosure of subsidiaries [line items]
Number Of Board Seats	5